Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
REVENUE	$ 4,540.4	$ 4,197.2	$ 3,771.1
Cost of sales and services	(3,628.2)	(3,537.6)	(3,293.5)
GROSS PROFIT	912.2	659.6	477.6
OPERATING INCOME (EXPENSE)
Administrative	(184.9)	(153.2)	(143.4)
Selling	(274.4)	(226.4)	(194.0)
Expected credit (losses) reversals over financial assets and contract assets	(17.4)	13.0	(61.8)
Research	(110.0)	(43.0)	(29.8)
Other operating expense, net	(444.5)	(49.8)	(374.7)
Equity in associates	8.5	1.1	2.7
OPERATING INCOME (LOSS) BEFORE FINANCIAL RESULT	(110.5)	201.3	(323.4)
Financial income	121.9	74.8	29.1
Financial expenses	(245.4)	(274.2)	(261.8)
Foreign exchange gain (loss) , net	28.2	25.5	(79.1)
INCOME (LOSS) BEFORE INCOME TAX	(205.8)	27.4	(635.2)
Income tax expense	2.3	(70.9)	(93.1)
LOSS FOR THE YEAR	(203.5)	(43.5)	(728.3)
Attributable to:
Owners of Embraer	(185.4)	(44.7)	(731.9)
Non-controlling interests	$ (18.1)	$ 1.2	$ 3.6
Earnings (loss) per share - basic in US$	$ (0.25)	$ (0.06)	$ (0.99)
Earnings (loss) per share - diluted in US$	$ (0.25)	$ (0.06)	$ (0.99)